Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment
Components of property, plant and equipment

Property, plant and equipment, net consisted of the following at December 31 (in thousands):

	2013	2012
Land, surface rights, and mineral rights(1)	$1,718,481	$1,699,148
Mining equipment	880,012	843,262
Construction in progress	13,804	18,277
Other equipment	67,402	65,588
Buildings and improvements	71,637	71,422
Total	2,751,337	2,697,698
Less: accumulated depreciation and depletion	(1,097,322)	(1,019,404)
Property, plant and equipment, net	$1,654,014	$1,678,294

(1)                                 Includes mineral rights of $735.6 million and $963.1 million at December 31, 2013 and 2012, respectively, attributable to areas where we were not yet engaged in mining operations and, therefore, the mineral rights were not being depleted.

Summary of interest costs capitalized on mine development and construction projects

During the years ended December 31, interest costs capitalized on mine development and construction projects totaled the following (in thousands):

	2013	2012	2011
Interest costs capitalized	$29,378	$41,975	$44,883